                    United Investors Life Insurance Company

   Supplement dated June 30, 1999 to the Prospectus dated May 1, 1999 for:

     .  Advantage I Variable Life Policy

     .  Advantage II Deferred Variable Annuity Policy

     .  Advantage Plus Variable Life Policy

   The following information supplements and supersedes any contrary information contained in the Prospectus:

   The "Fund Management and Fees" section is deleted and replaced with the following paragraphs:

Fund Management and Fees

   Waddell & Reed Investment Management Company, the manager of Target/United Funds, Inc., provides investment advisory services to its portfolios. The manager is a wholly-owned subsidiary of Waddell & Reed Inc., which is a wholly-owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company. Waddell & Reed Financial Services, Inc. is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company. The manager provides investment advice to and supervises investments of a number of mutual funds. The manager maintains a large staff of experienced investment personnel and a full complement of related support facilities. Each Target/United Funds portfolio pays the manager a fee for managing its investments.

   The fee is computed each day on the portfolio's net asset value at the following annual rates:

        Portfolio                   Net Asset Level                     Annual Rate
        ---------                   ---------------                     -----------
      Asset Strategy       Up to $1 Billion                                .700%
      --------------
                           Over $1 Billion up to $2 Billion                .650%
                           Over $2 Billion up to $3 Billion                .600%
                           Over $3 Billion                                 .550%

      Balanced             Up to $1 Billion                                .700%
      --------
                           Over $1 Billion up to $2 Billion                .650%
                           Over $2 Billion up to $3 Billion                .600%
                           Over $3 Billion                                 .550%

      Bond                 Up to $500 Million                              .525%
      ----
                           Over $500 Million up to $1 Billion              .500%
                           Over $1 Billion up to $1.5 Billion              .450%
                           Over $1.5 Billion                               .400%

      Growth               Up to $1 Billion                                .700%
      ------
                           Over $1 Billion up to $2 Billion                .650%
                           Over $2 Billion up to $3 Billion                .600%
                           Over $3 Billion                                 .550%

Form U-1200, Ed. 6/99

            Portfolio                   Net Asset Level             Annual Rate
            ---------                   ---------------             -----------
      High Income              Up to $500 Million                      .625%
      -----------
                               Over $500 Million up to $1 Billion      .600%
                               Over $1 Billion up to $1.5 Billion      .550%
                               Over $1.5 Billion                       .500%

      Income                   Up to $1 Billion                        .700%
      ------
                               Over $1 Billion up to $2 Billion        .650%
                               Over $2 Billion up to $3 Billion        .600%
                               Over $3 Billion                         .550%

      International            Up to $1 Billion                        .850%
      -------------
                               Over $1 Billion up to $2 Billion        .830%
                               Over $2 Billion up to $3 Billion        .800%
                               Over $3 Billion                         .760%

      Limited Term Bond        Up to $500 Million                      .500%
      -----------------
                               Over $500 Million up to $1 Billion      .450%
                               Over $1 Billion up to $1.5 Billion      .400%
                               Over $1.5 Billion                       .350%

      Money Market                       All Net Assets                .400%
      ------------

      Science and Technology   Up to $1 Billion                        .850%
      ----------------------
                               Over $1 Billion up to $2 Billion        .830%
                               Over $2 Billion up to $3 Billion        .800%
                               Over $3 Billion                         .760%

      Small Cap                Up to $1 Billion                        .850%
      ---------
                               Over $1 Billion up to $2 Billion        .830%
                               Over $2 Billion up to $3 Billion        .800%
                               Over $3 Billion                         .760%

    This Supplement is dated June 30, 1999.

    Please keep this Supplement with your Prospectus dated May 1, 1999, for the Advantage I Variable Life Policy, Advantage II Deferred Variable Annuity Policy, or Advantage Plus Variable Life Policy.

Form U-1200, Ed. 6/99